UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2017
United States of America	31.9%
United Kingdom	12.1%
Netherlands	8.8%
France	6.3%
Luxembourg	4.5%
Switzerland	4.5%
Mexico	3.8%
Germany	3.7%
Indonesia	3.0%
Other	21.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2017
U.S. Government and U.S. Government Agency Obligations	8.3%
AAA	1.4%
AA	1.7%
A	11.9%
BBB	37.1%
BB and Below	17.3%
Not Rated	10.2%
Short-Term Investments and Net Other Assets	12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*,**
Corporate Bonds	61.8%
U.S. Government and U.S. Government Agency Obligations	8.3%
Foreign Government and Government Agency Obligations	8.1%
Other Investments	9.7%
Short-Term Investments and Net Other Assets (Liabilities)	12.1%

 * Futures and Swaps - 6.5%

 ** Foreign Currency Contracts - (58.8)%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.8%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.875% 12/19/18 (Reg. S)		$675,000	$723,195
Australia - 1.0%
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (b)	EUR	865,000	1,013,712
Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	1,040,000	1,517,667
Belgium - 0.8%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	590,000	758,695
British Virgin Islands - 2.0%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		995,000	999,167
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	890,000	1,020,552

TOTAL BRITISH VIRGIN ISLANDS			2,019,719

Cayman Islands - 0.9%
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	750,000	853,911
Cyprus - 1.8%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	1,600,000	1,786,354
Denmark - 1.9%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (b)	EUR	100,000	122,324
TDC A/S 3.5% 2/26/3015 (Reg. S) (b)	EUR	465,000	545,403
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,045,000	1,283,242

TOTAL DENMARK			1,950,969

France - 3.6%
EDF SA 4.125% (Reg. S) (b)(c)	EUR	700,000	843,478
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	900,000	1,012,598
LVMH Moet Hennessy - Louis Vuitton SA 0.75% 5/26/24 (Reg. S)	EUR	670,000	765,242
SEB SA 1.5% 5/31/24 (Reg. S)	EUR	900,000	1,035,850

TOTAL FRANCE			3,657,168

Germany - 2.1%
alstria office REIT-AG 2.125% 4/12/23 Reg. S	EUR	1,300,000	1,569,872
Bayer AG 2.375% 4/2/75 (Reg. S) (b)	EUR	465,000	535,306

TOTAL GERMANY			2,105,178

Ireland - 1.7%
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	1,025,000	1,245,336
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		400,000	425,767

TOTAL IRELAND			1,671,103

Italy - 1.5%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	400,000	508,828
UniCredit SpA 6.375% 5/2/23 (Reg. S) (b)		975,000	1,003,821

TOTAL ITALY			1,512,649

Luxembourg - 4.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	1,340,000	1,508,788
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,350,000	1,515,909
Wind Acquisition Finance SA 7% 4/23/21 (Reg S.)	EUR	1,285,000	1,526,956

TOTAL LUXEMBOURG			4,551,653

Mexico - 3.8%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		910,000	995,313
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		470,000	509,363
Petroleos Mexicanos 3.75% 2/21/24 (Reg. S)	EUR	1,920,000	2,270,102

TOTAL MEXICO			3,774,778

Netherlands - 7.5%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		1,400,000	1,434,261
Compass Group International BV 0.625% 7/3/24 (Reg. S) (d)	EUR	950,000	1,064,292
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (b)		200,000	213,984
Deutsche Annington Finance BV 5% 10/2/23 (e)		50,000	52,914
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	495,000	584,864
Petrobras Global Finance BV 6.125% 1/17/22		1,655,000	1,707,133
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	600,000	680,486
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	700,000	800,268
2.7%(Reg. S) (b)(c)	EUR	900,000	1,020,316

TOTAL NETHERLANDS			7,558,518

Portugal - 0.3%
Brisa Concessao Rodoviaria SA 2.375% 5/10/27	EUR	300,000	345,999
Sweden - 2.5%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	890,000	1,014,749
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,350,000	1,523,060

TOTAL SWEDEN			2,537,809

Switzerland - 3.1%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (b)	EUR	1,580,000	2,033,925
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (b)	EUR	830,000	1,038,417

TOTAL SWITZERLAND			3,072,342

Turkey - 1.0%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		970,000	990,874
United Kingdom - 6.8%
CYBG PLC 3.125% 6/22/25 (Reg. S) (b)	GBP	400,000	514,632
Imperial Tobacco Finance PLC 3.75% 7/21/22 (e)		935,000	973,355
Jaguar Land Rover PLC 2.75% 1/24/21 (Reg. S)	GBP	185,000	245,676
Leeds Building Society 0.5% 7/3/24 (Reg. S)	EUR	1,450,000	1,630,713
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	830,000	1,002,514
Tesco PLC 5% 3/24/23	GBP	350,000	502,700
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	560,000	751,293
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	440,000	490,295
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	140,000	205,532
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	325,000	499,726

TOTAL UNITED KINGDOM			6,816,436

United States of America - 11.8%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		925,000	1,021,896
Bank of America Corp. 1.776% 5/4/27 (Reg. S) (b)	EUR	1,775,000	2,044,224
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,125,000	1,389,164
Chesapeake Energy Corp. 6.125% 2/15/21		530,000	519,400
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	157,915
DCP Midstream LLC 4.75% 9/30/21 (e)		100,000	102,000
General Motors Co. 5.2% 4/1/45		900,000	884,118
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	635,000	714,259
2% 7/27/23 (Reg. S)	EUR	1,680,000	2,015,482
Morgan Stanley 1% 12/2/22	EUR	1,775,000	2,039,444
Time Warner Cable, Inc. 4.5% 9/15/42		1,040,000	990,833

TOTAL UNITED STATES OF AMERICA			11,878,735

TOTAL NONCONVERTIBLE BONDS
(Cost $60,640,565)			61,097,464

U.S. Government and Government Agency Obligations - 8.3%
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds:
3% 5/15/47		$850,000	$878,754
5% 5/15/37 (f)		1,100,000	1,510,953
U.S. Treasury Notes:
1.25% 5/31/19		2,000,000	1,995,234
1.75% 5/31/22		1,000,000	994,023
2% 5/31/24		1,000,000	991,680
2.375% 5/15/27		2,000,000	2,012,890
			8,383,534
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,411,816)			8,383,534

Foreign Government and Government Agency Obligations - 8.1%
Germany - 1.4%
German Federal Republic:
2.5% 8/15/46	EUR	$225,000	$335,151
4% 1/4/37	EUR	625,000	1,093,034

TOTAL GERMANY			1,428,185

Indonesia - 3.0%
Indonesian Republic 2.625% 6/14/23	EUR	2,505,000	3,002,083
Spain - 2.0%
Spanish Kingdom, yield at date of purchase (0.412)% 8/18/17	EUR	1,765,000	2,016,915
United Kingdom - 1.7%
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/47	GBP	100,000	119,276
4.25% 3/7/36	GBP	850,000	1,539,219

TOTAL UNITED KINGDOM			1,658,495

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,097,970)			8,105,678

Preferred Securities - 10.7%
Austria - 0.7%
Erste Group Bank AG 6.5% (Reg. S) (b)(c)	EUR	600,000	750,219
Denmark - 0.6%
Danske Bank A/S 6.125% (Reg. S) (b)(c)		550,000	583,447
France - 2.6%
Credit Agricole Assurances SA 4.25% (Reg. S) (b)(c)	EUR	700,000	869,284
Credit Agricole SA 8.125% 9/19/33 (Reg. S)(b)		925,000	1,005,206
Total SA 2.625% (Reg. S) (b)(c)	EUR	675,000	770,172

TOTAL FRANCE			2,644,662

Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	570,000	770,406
Volkswagen International Finance NV 2.5%(Reg. S) (b)(c)	EUR	450,000	517,686

TOTAL NETHERLANDS			1,288,092

Spain - 0.5%
CaixaBank SA 6.75% (Reg. S) (b)(c)	EUR	400,000	483,429
Switzerland - 1.4%
UBS AG 4.75% 2/12/26 (Reg. S) (b)	EUR	1,060,000	1,357,129
United Kingdom - 3.6%
Aviva PLC 6.125% (b)(c)	GBP	680,000	1,033,607
Barclays Bank PLC:
6% (b)(c)	GBP	350,000	467,190
7.625% 11/21/22		475,000	547,273
Barclays PLC 7.25% (Reg. S) (b)(c)	GBP	400,000	551,251
HSBC Holdings PLC 4.75% (Reg. S) (b)(c)	EUR	850,000	968,896

TOTAL UNITED KINGDOM			3,568,217

TOTAL PREFERRED SECURITIES
(Cost $10,509,328)			10,675,195
		Shares	Value

Money Market Funds - 18.4%
Fidelity Cash Central Fund, 1.10% (g)
(Cost $18,434,305)		18,430,619	18,434,305

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022 exercise rate 2.875%	9/20/17	EUR 7,000,000	$39,705
TOTAL PURCHASED SWAPTIONS
(Cost $30,819)			39,705
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $106,124,803)			106,735,881
NET OTHER ASSETS (LIABILITIES) - (6.3)%			(6,356,912)
NET ASSETS - 100%			$100,378,969

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
9 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2017	894,141	$(14,273)
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2017	560,293	(15,510)
1 ICE Long Gilt Contracts (United Kingdom)	Sept. 2017	163,549	(3,302)
TOTAL BOND INDEX CONTRACTS			(33,085)
Treasury Contracts
34 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	4,268,063	(29,290)
60 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	12,966,563	(6,680)
65 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	7,659,336	(25,521)
19 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	2,561,438	(19,040)
20 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2017	2,167,643	(49,119)
TOTAL TREASURY CONTRACTS			(129,650)

TOTAL PURCHASED			(162,735)

Sold
Bond Index Contracts
111 Eurex Euro-Bobl Contracts (Germany)	Sept. 2017	16,696,748	146,269
16 Eurex Euro-Bund Contracts (Germany)	Sept. 2017	2,958,077	52,484

TOTAL SOLD			198,753

TOTAL FUTURES CONTRACTS			$36,018

The face value of futures purchased as a percentage of Net Assets is 31.1%

The face value of futures sold as a percentage of Net Assets is 19.6%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/3/17	EUR	Goldman Sachs Bank USA	Buy	1,715,750	$1,960,673	$(1,029)
7/3/17	EUR	Goldman Sachs Bank USA	Buy	9,200,000	10,509,436	(1,656)
7/3/17	EUR	JPMorgan Chase Bank, N.A.	Buy	1,998,000	2,281,436	579
7/5/17	CAD	Goldman Sachs Bank USA	Buy	15,000	11,557	10
8/18/17	EUR	Goldman Sachs Bank USA	Sell	1,715,750	1,965,311	991
8/18/17	EUR	Goldman Sachs Bank USA	Sell	9,200,000	10,534,294	1,441
8/24/17	AUD	Goldman Sachs Bank USA	Sell	25,000	19,031	(172)
8/24/17	CAD	Goldman Sachs Bank USA	Buy	63,000	48,582	42
8/24/17	CAD	Goldman Sachs Bank USA	Sell	58,000	44,013	(752)
8/24/17	CAD	JPMorgan Chase Bank, N.A.	Sell	25,000	19,258	(38)
8/24/17	EUR	BNP Paribas	Sell	146,000	163,471	(3,731)
8/24/17	EUR	Goldman Sachs Bank USA	Buy	81,000	90,630	2,133
8/24/17	EUR	Goldman Sachs Bank USA	Buy	89,000	100,040	1,885
8/24/17	EUR	Goldman Sachs Bank USA	Buy	219,000	244,748	6,055
8/24/17	EUR	Goldman Sachs Bank USA	Sell	41,000	45,987	(967)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	49,000	55,483	(633)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	189,000	211,427	(5,020)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	1,034,000	1,159,136	(25,020)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	1,554,000	1,746,354	(33,315)
8/24/17	EUR	Goldman Sachs Bank USA	Sell	40,561,492	45,600,000	(851,763)
8/24/17	EUR	JPMorgan Chase Bank, N.A.	Sell	1,972,000	2,257,747	(624)
8/24/17	GBP	Goldman Sachs Bank USA	Buy	69,000	89,609	403
8/24/17	GBP	Goldman Sachs Bank USA	Buy	156,000	200,184	3,323
8/24/17	GBP	Goldman Sachs Bank USA	Buy	315,000	403,663	7,263
8/24/17	GBP	Goldman Sachs Bank USA	Sell	25,000	31,986	(627)
8/24/17	GBP	Goldman Sachs Bank USA	Sell	361,000	467,824	(3,111)
8/24/17	GBP	Goldman Sachs Bank USA	Sell	399,000	505,892	(14,615)
8/24/17	GBP	Goldman Sachs Bank USA	Sell	7,076,053	9,045,000	(185,912)
TOTAL FOREIGN CURRENCY CONTRACTS						$(1,104,860)

*Contract amount in U.S. Dollars unless otherwise noted.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA		Jun. 2022	BNP Paribas	(1%)	EUR 890,000	$(17,195)	$16,103	$(1,092)
Assicurazioni Generali SpA		Jun. 2022	Goldman Sachs Bank USA	(1%)	EUR 950,000	47,265	(56,142)	(8,877)
Banca Monte dei Paschi di Siena SpA		Dec. 2017	BNP Paribas	(5%)	EUR 1,300,000	(27,487)	25,050	(2,437)
Gas Natural Capital Markets SA		Jun. 2022	Goldman Sachs Bank USA	(1%)	EUR 1,800,000	(44,891)	39,590	(5,301)
Royal Bank of Scotland Group PLC		Jun. 2022	Goldman Sachs Bank USA	(1%)	EUR 1,300,000	(7,925)	(28,752)	(36,677)
Santander Issuances SA Unipersonal		Jun. 2022	Goldman Sachs Bank USA	(1%)	EUR 475,000	13,895	(18,768)	(4,873)
Standard Chartered Bank		Jun. 2022	Goldman Sachs Bank USA	(1%)	EUR 920,000	(9,345)	(15,926)	(25,271)
Unilever NV		Jun. 2022	Credit Suisse Intl.	(1%)	EUR 875,000	(31,809)	31,604	(205)
TOTAL BUY PROTECTION						(77,492)	(7,241)	(84,733)
Sell Protection
Banca Monte dei Paschi di Siena SpA	B3	Dec. 2022	BNP Paribas	5%	EUR 1,300,000	192,822	(183,340)	9,482
Intesa Sanpaolo SpA	Ba1	Jun. 2022	Goldman Sachs Bank USA	1%	EUR 2,000,000	(158,516)	174,246	15,730
Telecom Italia SpA	Ba1	Jun. 2022	Goldman Sachs Bank USA	1%	EUR 675,000	(15,629)	16,822	1,193
TOTAL SELL PROTECTION						18,677	7,728	26,405

TOTAL CREDIT DEFAULT SWAPS						$(58,815)	$487	$(58,328)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,128,269 or 1.1% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,825.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,508
Total	$10,508

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$61,097,464	$--	$61,097,464	$--
U.S. Government and Government Agency Obligations	8,383,534	--	8,383,534	--
Foreign Government and Government Agency Obligations	8,105,678	--	8,105,678	--
Preferred Securities	10,675,195	--	10,675,195	--
Money Market Funds	18,434,305	18,434,305	--	--
Purchased Swaptions	39,705	--	39,705	--
Total Investments in Securities:	$106,735,881	$18,434,305	$88,301,576	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$24,125	$--	$24,125	$--
Futures Contracts	198,753	198,753	--	--
Swaps	253,982	--	253,982	--
Total Assets	$476,860	$198,753	$278,107	$--
Liabilities
Foreign Currency Contracts	$(1,128,985)	$--	$(1,128,985)	$--
Futures Contracts	(162,735)	(162,735)	--	--
Swaps	(312,797)	--	(312,797)	--
Total Liabilities	$(1,604,517)	$(162,735)	$(1,441,782)	$--
Total Derivative Instruments:	$(1,127,657)	$36,018	$(1,163,675)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$39,705	$-
Swaps(b)	253,982	(312,797)
Total Credit Risk	293,687	(312,797)
Foreign Exchange Risk
Foreign Currency Contracts(c)	24,125	(1,128,985)
Total Foreign Exchange Risk	24,125	(1,128,985)
Interest Rate Risk
Futures Contracts(d)	198,753	(162,735)
Total Interest Rate Risk	198,753	(162,735)
Total Value of Derivatives	$516,565	$(1,604,517)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
BNP Paribas	$192,822	$(48,413)	$--	$--	$144,409
Goldman Sachs Bank USA	84,706	(1,360,898)	--	--	(1,276,192)
Credit Suisse Intl.	39,705	(31,809)	--	--	7,896
JPMorgan Chase Bank, N.A.	579	(662)	--	--	(83)
Exchange Traded Futures	198,753	(162,735)	--	--	36,018
Total	$516,565	$(1,604,517)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,690,498)	$88,301,576
Fidelity Central Funds (cost $18,434,305)	18,434,305
Total Investments (cost $106,124,803)		$106,735,881
Cash		524,319
Foreign currency held at value (cost $252,673)		253,829
Receivable for investments sold		696,940
Unrealized appreciation on foreign currency contracts		24,125
Receivable for swaps		25,137
Receivable for fund shares sold		12,852
Interest receivable		768,509
Distributions receivable from Fidelity Central Funds		10,508
Receivable for daily variation margin for derivative instruments		11,308
Bi-lateral OTC swaps, at value		253,982
Total assets		109,317,390
Liabilities
Payable for investments purchased
Regular delivery	$6,177,917
Delayed delivery	1,076,048
Unrealized depreciation on foreign currency contracts	1,128,985
Payable for swaps	183,976
Payable for fund shares redeemed	58,186
Bi-lateral OTC swaps, at value	312,797
Other payables and accrued expenses	512
Total liabilities		8,938,421
Net Assets		$100,378,969
Net Assets consist of:
Paid in capital		$100,788,260
Undistributed net investment income		94,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(567,569)
Net Assets, for 1,007,881 shares outstanding		$100,378,969
Net Asset Value, offering price and redemption price per share ($100,378,969 ÷ 1,007,881 shares)		$99.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 13, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Investment Income
Dividends		$21,756
Interest		65,323
Income from Fidelity Central Funds		10,508
Income before foreign taxes withheld		97,587
Less foreign taxes withheld		(2,196)
Total income		95,391
Expenses
Custodian fees and expenses	$571
Total expenses		571
Net investment income (loss)		94,820
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,125
Foreign currency transactions	31,296
Futures contracts	2,574
Swaps	463
Total net realized gain (loss)		63,458
Change in net unrealized appreciation (depreciation) on: Investment securities	611,078
Assets and liabilities in foreign currencies	(1,156,337)
Futures contracts	36,018
Swaps	(58,328)
Total change in net unrealized appreciation (depreciation)		(567,569)
Net gain (loss)		(504,111)
Net increase (decrease) in net assets resulting from operations		$(409,291)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 13, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,820
Net realized gain (loss)	63,458
Change in net unrealized appreciation (depreciation)	(567,569)
Net increase (decrease) in net assets resulting from operations	(409,291)
Affiliated share transactions
Proceeds from sales of shares	101,007,459
Cost of shares redeemed	(219,199)
Net increase (decrease) in net assets resulting from share transactions	100,788,260
Total increase (decrease) in net assets	100,378,969
Net Assets
Beginning of period	–
End of period	$100,378,969
Other Information
Undistributed net investment income end of period	$94,820
Shares
Sold	1,010,075
Redeemed	(2,194)
Net increase (decrease)	1,007,881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Credit Central Fund

Six months ended (Unaudited) June 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$100.00
Income from Investment Operations
Net investment income (loss)B	.101
Net realized and unrealized gain (loss)	(.511)
Total from investment operations	(.410)
Net asset value, end of period	$99.59
Total ReturnC	(.41)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F
Expenses net of fee waivers, if any	.01%F
Expenses net of all reductions	.01%F
Net investment income (loss)	1.91%F
Supplemental Data
Net assets, end of period (000 omitted)	$100,379
Portfolio turnover rateG	4%H

 A For the period June 13, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$744,562
Gross unrealized depreciation	(147,381)
Net unrealized appreciation (depreciation) on securities	$597,181
Tax Cost	$106,138,700

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$–	$8,886
Swaps	463	(58,328)
Total Credit Risk	463	(49,442)
Foreign Exchange Risk
Foreign Currency Contracts	64,763	(1,104,860)
Interest Rate Risk
Futures Contracts	2,574	36,018
Totals	$67,800	$(1,118,284)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and also to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $78,947,354 and $2,858,828, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 13, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Actual	.0115%	$1,000.00	$995.90	$.01-B
Hypothetical-C		$1,000.00	$1,024.74	$.06-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the period June 13, 2017 to June 30, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Credit Central Fund

On April 19, 2017, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of central funds generally. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by FIMM, the sub-advisers (together with FIMM, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  Thefund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and ultimately to enhance the performance of those funds . The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses) as well as fees and expenses of the fund's independent Directors and extraordinary expenses. Based on its review, the Board concluded that the management fee to be paid on behalf of the fund and the fund's projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Considered by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ICF-SANN-0817
1.9882754.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017